February 26, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Trustees’ Equity Fund (the “Trust”)
File No. 2-65955-99

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the
Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Michael J. Drayo
Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc:	Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission